UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13FCOVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [ X ];  Amendment Number: 1

This Amendment (Check only one):  [x] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing This Report:

Name:	Marque Millennium Capital Management, Ltd.
Address:	126 East 56th Street
		15th Floor
		New York, NY 10022

13F File Number:  28-6914

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:		Wilfred J. Meckel II
Title:		Senior Managing Director
Phone:		(212) 759-6800
Signature, Place, and Date of Signing:

Wilfred J. Meckel II, New York, New York, December 31, 2001
Report Type (Check only one):

[x ]	13F HOLDINGS REPORT.

[  ] 	13F NOTICE

[  ] 	13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:  0

[PAGE]
FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  58

Form 13F Information Table Value Total:  $270,965

List of Other Included Managers:	None

No.13F File Number		Name

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      			                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACE Limited                    COM              G0070K103     7159   178313 SH       SOLE                    79695             98618
AOL Time Warner                COM              00184a105     4208   131100 SH       SOLE                    60600             70500
Aetna Incorporated             COM              00817Y108     7761   235260 SH       SOLE                   110100            125160
Amgen Inc.                     COM              031162100     6434   114005 SH       SOLE                    51800             62205
Analog Devices Inc.            COM              032654105     3009    67775 SH       SOLE                    24100             43675
Aon Corporation                COM              037389103      263     7400 SH       SOLE                                       7400
Bank One                       COM              06423A103      418    10700 SH       SOLE                    10700
Bank of America                COM              060505104      522     8300 SH       SOLE                     8300
Black & Decker                 COM              091797100     3994   105855 SH       SOLE                    63300             42555
Burlington Resources           COM              122014103     6281   167305 SH       SOLE                    69845             97460
Calpine                        COM              131347106     2665   158720 SH       SOLE                    66300             92420
Canadian National Railway      COM              136375102     9332   193295 SH       SOLE                    89265            104030
Ceridian Corp New Com          COM              156779100     4079   217544 SH       SOLE                    82800            134744
Chevron Texaco Corp.           COM              166764100     5614    62649 SH       SOLE                    32780             29869
Comerica Inc.                  COM              200340107     4681    81695 SH       SOLE                    37930             43765
Consolidated Edison            COM              209115104     4796   118840 SH       SOLE                    58540             60300
Costco Wholesale Corp.         COM              22160K105     7193   162070 SH       SOLE                    71130             90940
Dell Corporation               COM              247025109     7148   262985 SH       SOLE                   120995            141990
Dynegy Holdings                COM              26816Q101     3002   117730 SH       SOLE                    45100             72630
El Paso Corp Com               COM              28336L109     4548   101950 SH       SOLE                    35100             66850
Eli Lilly & Co.                COM              532457108     5243    66755 SH       SOLE                    37400             29355
Emerson Electric               COM              291011104     4629    81075 SH       SOLE                    36700             44375
Exxon Mobil Corp.              COM              30231G102     6788   172715 SH       SOLE                    75300             97415
FPL Group                      COM              302571104      809    14340 SH       SOLE                     8400              5940
Fannie Mae                     COM              313586109     7752    97505 SH       SOLE                    45195             52310
Freddie Mac                    COM              313400301     7285   111390 SH       SOLE                    50875             60515
Georgia Pacific                COM              373298108     5215   188895 SH       SOLE                    84150            104745
Greenpoint Financial           COM              395384100     5969   166962 SH       SOLE                    75940             91022
Guidant Corporation            COM              401698105     5053   101465 SH       SOLE                    55075             46390
Halliburton Co.                COM              406216101     1488   113554 SH       SOLE                    42700             70854
Home Depot                     COM              437076102     6730   131935 SH       SOLE                    57140             74795
Honeywell Int'l Inc.           COM              438516106     3914   115723 SH       SOLE                    55900             59823
Kinder Morgan Inc.             COM              49455P101     3161    56765 SH       SOLE                    27900             28865
Kroger Company                 COM              501044101     4820   230930 SH       SOLE                    86500            144430
Liberty Media Group            COM              530718105     6216   443990 SH       SOLE                   201775            242215
MBIA                           COM              55262C100     6256   116651 SH       SOLE                    53540             63111
Marsh & McLennan               COM              571748102     5607    52180 SH       SOLE                    25180             27000
Metlife Inc.                   COM              59156R108      285     9000 SH       SOLE                     9000
Northrop Grumman Corp.         COM              666807102     6232    61815 SH       SOLE                    29215             32600
Novartis AG                    COM              66987V109     3971   108795 SH       SOLE                    50600             58195
Oncor, Inc.                    COM              682311105        0    10000 SH       SOLE                    10000
Pepsico                        COM              713448108     7386   151685 SH       SOLE                    69525             82160
Pfizer Inc.                    COM              717081103     4399   110400 SH       SOLE                    34400             76000
Praxair Inc.                   COM              74005P104     5508    99695 SH       SOLE                    37900             61795
Prudential                     COM              744320102     5832   175730 SH       SOLE                    82080             93650
SBC Communications             COM              78387G103     3922   100135 SH       SOLE                    38800             61335
SPX Corp.                      COM              784635104     4435    32395 SH       SOLE                    15720             16675
Transocean Sedco Forex         COM              G90078109     4338   128255 SH       SOLE                    52100             76155
Tyco International Ltd.        COM              902124106     6525   110785 SH       SOLE                    44925             65860
United Technologies            COM              913017109     5352    82809 SH       SOLE                    29600             53209
UnumProvident Corp.            COM              91529Y106      695    26205 SH       SOLE                    11000             15205
Verizon Communications         COM              92343V104      439     9250 SH       SOLE                     9250
W.W. Grainger Inc.             COM              384802104     4188    87250 SH       SOLE                    41950             45300
Washington Mutual              COM              939322103     6425   196475 SH       SOLE                    88490            107985
Waste Management Inc.          COM              94106L109     8048   252210 SH       SOLE                   118430            133780
Waters Corp.                   COM              941848103     4634   119580 SH       SOLE                    46400             73180
Williams Companies             COM              969457100     2938   115140 SH       SOLE                    47500             67640
XL Capital Ltd.                COM              G98255105     5372    58805 SH       SOLE                    20500             38305
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